Cash and cash equivalents and short-term investments	12 Months Ended
Dec. 31, 2020
Cash, Cash Equivalents, and Short-term Investments [Abstract]
Cash and cash equivalents and short-term investments	Cash and cash equivalents and short-term investments
Accounting Policy
Cash and cash equivalents consist primarily of highly liquid investments, such as bank deposits, deposits with governments and government related bodies, money market funds and bank accounts readily convertible to known amounts of cash with insignificant interest rate risk and original maturities to the entity holding the investments of 3 months or less at the date of acquisition.
Investments with original maturities to the entity holding the investments longer than 3 months and 1 year or less at the date of acquisition are presented as short-term investments. Other than temporary fair value changes in these investments are recognized in the Consolidated Statements of Operations. Short-term investments have insignificant interest rate risk.
Cash and cash equivalents and short-term investments consist of the following:

Year ended December 31 (€, in millions)	2019	2020
Deposits with financial institutions, governments and government related bodies	434.8	1,545.3
Investments in money market funds	2,139.7	3,841.9
Bank accounts	957.8	662.2
Cash and cash equivalents	3,532.3	6,049.4

Deposits with financial institutions, governments and government related bodies	1,185.8	1,302.2
Short-term investments	1,185.8	1,302.2
The cash and cash equivalents and short term investments increased €2.6 billion mainly driven by an increase in Net income, an increase in down payments from customers and proceeds from the issuance of notes.
The deposits with financial institutions, governments and government related bodies and investments in money market funds have an investment grade credit rating. Our cash and cash equivalents are predominantly denominated in euros and partly in US dollars.
As of December 31, 2020, no restrictions on usage of cash and cash equivalents exist (2019: no restrictions). The carrying amount of these assets approximates their fair value.